Segment Reporting (Tables)	12 Months Ended
Jun. 30, 2023
Segment Reporting [Abstract]
Schedule of Revenue by Major Merchandise or Services Categories	The following table presents revenue by major merchandise or services categories for the years ended June 30, 2023, 2022 and 2021, respectively:
	Year Ended June 30,
	2023	2022	2021
Packaging products	23,065,859	36,256,189	35,970,085
Corrugated products	16,977,098	23,986,957	23,694,875
Packaging products supply chain management solutions	5,555,663	5,989,611	4,900,309
	45,598,620	66,232,757	64,565,269

Schedule of the Revenue in Term of Geographical Locations of Customers	In the following table, the Company additionally provided the revenue in term of geographical locations of customers.
	Year Ended June 30, 2023
	Packaging products	Corrugated products	Packaging products supply chain management solutions	Total
Geographical location:
Mainland China	19,677,726	13,481,344	107,244	33,266,314
Hong Kong SAR	797,390	1,327,396	1,160,720	3,285,506
Vietnam	1,802,700	5,322	1,322,317	3,130,339
Other Southeast Asian countries*	516,753	861,594	1,986,331	3,364,678
Australia	812	1,167,379	-	1,168,191
United States of America	12,214	47,688	788,887	848,789
Other countries	258,264	86,375	190,164	534,803
	23,065,859	16,977,098	5,555,663	45,598,620
	Year Ended June 30, 2022
	Packaging products	Corrugated products	Packaging products supply chain management solutions	Total
Geographical location:
Mainland China	31,459,882	20,947,090	257,857	52,664,829
Hong Kong SAR	1,374,684	1,696,811	897,656	3,969,151
Vietnam	1,129,772	-	1,559,921	2,689,693
Other Southeast Asian countries*	699,621	-	2,280,800	2,980,421
Australia	1,123	1,342,230	-	1,343,353
United States of America	437,395	-	795,294	1,232,689
Other countries	1,153,712	826	198,083	1,352,621
	36,256,189	23,986,957	5,989,611	66,232,757
	Year Ended June 30, 2021
	Packaging products	Corrugated products	Packaging products supply chain management solutions	Total
Geographical location:
Mainland China	31,775,461	19,132,295	226,531	51,134,287
Hong Kong SAR	1,429,535	2,083,941	716,690	4,230,166
Vietnam	1,283,778	194,046	1,419,645	2,897,469
Other Southeast Asian countries*	412,523	1,008,547	1,772,148	3,193,218
Australia	13,476	1,159,061	-	1,172,537
United States of America	282,869	37,911	520,442	841,222
Other countries	772,443	79,074	244,853	1,096,370
	35,970,085	23,694,875	4,900,309	64,565,269
*	Other Southeast Asian countries include Singapore, Indonesia, Malaysia, Philippines and Myanmar.